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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter  Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:_______________

  This Amendment (Check only one.):          [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Osmium Partners, LLC
Address:   300 Drakes Landing Road, Suite 172
           Greenbrae, CA  94904

Form 13F File Number:  28 - ______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John H. Lewis
Title:     Managing Member
Phone:     (415) 747-8698

Signature, Place, and Date of Signing:

[/s/] John H. Lewis       Greenbrae, California      May 15, 2013
-------------------       ----------------------     ------------
   [Signature]                [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  [None]

================================================================================

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $131,123
                                           -----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[None]

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                           FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
                           TITLE OF              VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS     CUSIP     (X1000)  PRN AMT  PRN CALL DISCRETION  MANAGER   SOLE    SHARED     NONE
AMREP CORP                 COM        32159105    6,115   548,423 SH       SHARED           0        0   548,423       0
AMREP CORP                 COM        32159105      271    24,300 SH       SOLE             0   24,300         0       0
AUTOBYTEL INC              COM NEW   05275N205      974   224,395 SH       SHARED           0        0   224,395       0
AVG TECHNOLOGIES N V       SHS       N07831105      348    25,000 SH       SHARED           0        0    25,000       0
CIMATRON LTD               ORD       M23798107    1,634   263,600 SH       SHARED           0        0   263,600       0
CIMATRON LTD               ORD       M23798107        1       200 SH       SOLE             0      200         0       0
EGAIN COMMUNICATIONS CORP  COM NEW   28225C806   10,084 1,164,382 SH       SHARED           0        0 1,164,382       0
EGAIN COMMUNICATIONS CORP  COM NEW   28225C806        8       900 SH       SOLE             0      900         0       0
EPLUS INC                  COM       294268107    6,064   131,230 SH       SHARED           0        0   131,230       0
EPLUS INC                  COM       294268107       32       700 SH       SOLE             0      700         0       0
EXA CORP                   COM      300614 500    2,112   221,842 SH       SHARED           0        0   221,842       0
FRANKLIN COVEY CO          COM       353469109   13,048   898,037 SH       SHARED           0        0   898,037       0
FRANKLIN COVEY CO          COM       353469109    2,477   170,448 SH       SOLE             0  170,448         0       0
HARRIS INTERACTIVE INC     COM       414549105    6,790 4,041,916 SH       SHARED           0        0 4,041,916       0
HARRIS INTERACTIVE INC     COM       414549105      188   112,130 SH       SOLE             0  112,130         0       0
INTERNET PATENTS CORP      COM       46063G101    3,887 1,047,659 SH       SHARED           0        0 1,047,659       0
INTERNET PATENTS CORP      COM       46063G101      243    65,410 SH       SOLE             0   65,410         0       0
INTERSECTIONS INC          COM       460981301    1,562   165,982 SH       SHARED           0        0   165,982       0
INTERSECTIONS INC          COM       460981301      181    19,191 SH       SOLE             0   19,191         0       0
JOURNAL COMMUNICATIONS INC CL A      481130102    2,554   380,000 SH       SHARED           0        0   380,000       0
REIS INC                   COM       75936P105    6,756   434,744 SH       SHARED           0        0   434,744       0
REIS INC                   COM       75936P105      105     6,786 SH       SOLE             0    6,786         0       0
ROSETTA STONE INC          COM       777780107   16,080 1,045,532 SH       SHARED           0        0 1,045,532       0
ROSETTA STONE INC          COM       777780107    1,799   116,940 SH       SOLE             0  116,940         0       0
SPARK NETWORKS INC         COM       84651P100   21,925 3,114,309 SH       SHARED           0        0 3,114,309       0
SPARK NETWORKS INC         COM       84651P100    1,011   143,564 SH       SOLE             0  143,564         0       0
TRAVELZOO INC              COM       89421Q106    1,656    77,500 SH       SHARED           0        0    77,500       0
TRAVELZOO INC              COM       89421Q106       60     2,800 SH       SOLE             0    2,800         0       0
TUCOWS INC                 COM       898697107    1,301   756,567 SH       SHARED           0        0   756,567       0
VITACOST.COM INC           COM       92847A200   10,728 1,483,870 SH       SHARED           0        0 1,483,870       0
VITACOST.COM INC           COM       92847A200    1,421   196,527 SH       SOLE             0  196,527         0       0
ZIPREALTY INC              COM       98974V107    9,673 2,650,199 SH       SHARED           0        0 2,650,199       0
ZIPREALTY INC              COM       98974V107       35     9,550 SH       SOLE             0    9,550         0       0